Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summarizes the change in net unrealized gains and losses on available-for-sale securities
Reclassification adjustments to net investment losses, tax benefit	$ 23	$ 9